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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Litespeed Management

Address: 237 Park Avenue
        New York, NY 10022



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    8/11/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]







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                             VALUATION CURRENCY: USD

          ITEM 1       ITEM 2    ITEM 3      ITEM 4           ITEM 5          ITEM 6          ITEM 7           ITEM 8
          ------       ------    ------      ------           ------          ------          ------           ------
      Name of Issuer  Title of   Cusip        Fair          Shares of       Investment       Managers       Voting  Authority
                        Class    Number      Market         Principal       Descretion
                                             Value           Amount    Sole   Shared    Other              Sole   Shared   Other
ASBURY AUTOMOTIVE
 GROUP INC             COMMON   043436104  10,227,096.00    488,400 N   X                      LITE       488,400    0       0
ABX AIR INC            OTC EQ   00080S101   6,947,939.00  1,150,321 N   X                      LITE     1,150,321    0       0
ANDRX GROUP NEW        OTC EQ   034553107  13,521,532.00    583,076 N   X                      LITE       583,076    0       0
BRIGGS & STRATTON
 CORP                  COMMON   109043109     871,080.00     28,000 N   X                      LITE        28,000    0       0
BOSTON SCIENTIFIC
 CORP                  COMMON   101137107   6,903,642.00    409,955 N   X                      LITE       409,955    0       0
ENTRAVISION
 COMMUNICATIONS        COMMON   29382R107     511,201.00     59,650 N   X                      LITE        59,650    0       0
EAGLE MATERIALS INC    COMMON   26969P108     950,000.00     20,000 N   X                      LITE        20,000    0       0
FIRST DATA CORP        COMMON   319963104  11,192,440.00    248,500 N   X                      LITE       248,500    0       0
STREETTRACKS
 GOLD TRUST            COMMON   863307104   6,582,225.00    107,500 N   X                      LITE       107,500    0       0
ION MEDIA
 NETWORKS INC          COMMON   46205A103   1,536,238.00  1,634,296 N   X                      LITE     1,634,296    0       0
ST JOE CO              COMMON   790148100  16,949,868.00    364,200 N   X                      LITE       364,200    0       0
KOS PHARMACEUTICALS    OTC EQ   500648100  15,668,730.00    416,500 N   X                      LITE       416,500    0       0
KANSAS CITY
 SOUTHERN INDS         COMMON   485170302  23,049,170.00    832,100 N   X                      LITE       832,100    0       0
MTR GAMING
 GROUP INC             OTC EQ   553769100  14,408,618.00  1,536,100 N   X                      LITE     1,536,100    0       0
ALTRIA GROUP INC       COMMON   02209S103  15,211,025.00    207,150 N   X                      LITE       207,150    0       0
MOSYS INC              OTC EQ   619718109  19,598,023.00  2,506,141 N   X                      LITE     2,506,141    0       0
NOVELIS INC            COMMON   67000X106   5,211,570.00    241,500 N   X                      LITE       241,500    0       0
PHH CORP NEW           COMMON   693320202  16,367,022.00    594,300 N   X                      LITE       594,300    0       0
TNS INC                COMMON   872960109  13,548,329.00    654,825 N   X                      LITE       654,825    0       0
UBIQUITEL INC          OTC EQ   903474302   1,402,373.00    135,495 N   X                      LITE       135,495    0       0
USEC INC               COMMON   90333E108   7,787,784.00    657,197 N   X                      LITE       657,197    0       0
UNIVISION
 COMMUNICATIONS
 INC                   CALL OP  914906902     790,000.00    200,000 C   X                      LITE       200,000    0       0
VIACOM INC             COMMON   92553P201  14,685,440.00    409,750 N   X                      LITE       409,750    0       0
ZILOG INC NEW          OTC EQ   989524301   4,835,759.00  1,430,698 N   X                      LITE     1,430,698    0       0

                  Total Under Management: 228,757,104.00
                                          ==============
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